RECEIVABLES FROM CUSTOMERS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF RECEIVABLES FROM CUSTOMERS, NET

Receivables from customers, net comprised the following:

	As of December 31,
	2023	2024
	HK$	HK$

Receivables from customers arising from the business of:
Dealing in securities for cash clients	55,584	64,272
Generating retrocession fee income	-	211,745
	55,584	276,017
Less: allowance for credit losses	-	(62,263)
	55,584	213,754

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES FOR RECEIVABLES FROM CUSTOMERS

The movement of the allowance for credit losses for receivables from customers was as follows:

	As of December 31,
	2023	2024
	HK$	HK$

Beginning balance	-	-
Allowance for credit losses recognized	-	62,263
Ending balance	-	62,263

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF RECEIVABLES FROM CUSTOMERS, NET

Receivables from customers, net comprised the following:

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Receivables from customers arising from the business of:
Dealing in securities for cash clients	64,272	1,365,628
Generating retrocession fee income	211,745	-
	276,017	1,365,628
Less: allowance for credit losses	(62,263)	(62,263)
	213,754	1,303,365

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES FOR RECEIVABLES FROM CUSTOMERS

The movement of the allowance for credit losses for receivables from customers was as follows:

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Beginning balance	-	62,263
Allowance for credit losses recognized	62,263	-
Ending balance	62,263	62,263